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              PRUDENTIAL NATURAL RESOURCES FUND, INC.
                 GATEWAY CENTER THREE, 9TH FLOOR
                     NEWARK, NEW JERSEY 07102

                                              July 31, 1997

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

Re:      Prudential Natural Resources Fund, Inc.
         File Nos. 33-15166 and 811-5206

Dear Sir/Madam:

    Pursuant to Rule 497(j) under the Securities Act of 1993, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, which was filed electroncially on July 25, 1997.

     Any comments on this filing should be directed to Deborah A. Garfield at (201) 367-1495.

     Please return an electronic transmittal as evidence of your receipt of this filing.

                                 Sincerely yours,

                                 /s/ S. Jane Rose
                                 -------------------------
                                 S. Jane Rose
                                 Secretary